Credit Risk Manager Report
FFMLT 2006FF10
EOM Reporting Date 07/31/2006
Determination Date
08/15/2006
CRM-B Report FFMLT 2006FF10
The information contained in this report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this report constitutes a recommendation to buy, sell, or hold that or any other security.
Section I: Executive Summary
Section II: General Pool Characteristics
Section III: Performance
Section IV: Prepayment
Section V: Servicer Remittance Reporting
Table of Contents
Section VI: Loan Reviews
Section I: Executive Summary
Security Code
FFMLT 2006FF10
Client
Lehman
Servicer
National City Home Loan Services, Inc.
Trustee
U.S. Bank National Association
Depositor
Structured Asset Securities Corporation
Securities Admin
N/A
Backup Servicer
N/A
Close Date
06/30/2006
Custodian
U.S. Bank National Association
Determination
18th Day of the Month
Distribution
25th Day of the Month
First Cutoff
06/01/2006
Master Servicer
Aurora Loan Services LLC
Issue Amt
984,029,671
Issue Count
5,189
Cumulative
Original
Orig %
Current EOM
Act
Curr %
Cur %
Orig
Loss %
Orig
Remit Actual
End
Remit Sched
End
Balance 984,539,945 970,335,126 98.56% 0.00% 970,335,126 970,047,175
Count 5,188 5,133 98.94% 0.00% 5,133 5,133
Collection
Narrative
Overall, the performance of the mortgage loan pool compares favorably to all benchmarks.
Cash Narrative
There are no remittance reconciliation issues that require action at this time.
Customer
Service
Narrative
There are no customer service issues that require action at this time.
Review Type*
Outstanding
New
LM Rvw Cnt 0 0
FC Rvw Cnt 0 0
REO Rvw Cnt 0 0
Valuation Rvw Cnt 0 0
Loss Rvw Cnt 0 0
BK Rvw Cnt
0 0
Performance Rvw Cnt 0 0
Remittance Rvw Cnt 1 1
Contact Review Cnt 0 0
Compliance Rvw Cnt 0 0
MI Rvw Cnt 0 0
OS Rvw cnt 1 1
MR Recommended Action
Orig Count
Trans Balance
MR Follow-up Required in 60 days 1 111,957
1
111,957
*A loan can have multiple reviews.
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
New Review Recomended Action
Reviews (Continued and New Issues)
Monthly Narrative
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 1 of 1
2004 MortgageRamp, Inc. All rights reserved.
Section II
General Pool Characteristics
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 1 of 7
Arm Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 152,039,814 15.44% 150,316,446 15.49% 98.87% 0.00%
1,056 1,048 20.42% 99.24% 0.00%
Y 832,500,131 84.56% 820,018,680 84.51% 98.50% 0.00%
4,132 4,085 79.58% 98.86% 0.00%
Pool Migration Stratification
Pool Characteristics History
Cml
Reporting
Date
Cur Balance
Cur
Count
Cur Wgt
Loan
Age
Cur
WAC
Cur
Wgt
Orig
Rlvl
Cur Wgt
UnderWriting
Score
Cur Wgt
Recent
Score
Cur
Wgt
CLTV
Cur
NOO
Rate
Cur
Stated
Doc
Rate
Cur
2nd
Rate
Cur Avg
Balance
06/30/2006 979,041,607 5,173 1.71 7.41 15.66 651.27 0.00 82.03 2.60% 1.88% 0.00% 188,713
07/31/2006 970,335,126 5,133 2.71 7.93 15.66 651.21 0.00 81.98 2.57% 1.86% 0.00% 187,577
Occupancy
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 25,464,348 2.59% 24,928,434 2.57% 97.90% 0.00%
200 192 3.74% 96.00% 0.00%
Y 959,075,597 97.41% 945,406,691 97.43% 98.57% 0.00%
4,988 4,941 96.26% 99.06% 0.00%
Doc Level
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
00unknown 74,838,515 7.60% 73,432,716 7.57% 98.12% 0.00%
348 343 6.68% 98.56% 0.00%
Alternative Doc 223,376,930 22.69% 219,025,987 22.57% 98.05% 0.00%
986 968 18.86% 98.17% 0.00%
Full Doc 667,872,380 67.84% 659,782,760 68.00% 98.79% 0.00%
3,799 3,768 73.41% 99.18% 0.00%
Stated Doc 18,452,120 1.87% 18,093,662 1.86% 98.06% 0.00%
55 54 1.05% 98.18% 0.00%
DQ Risk Grp
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
R1 55,943,277 5.68% 55,722,830 5.74% 99.61% 0.00%
324 323 6.29% 99.69% 0.00%
R2 180,510,622 18.33% 177,249,717 18.27% 98.19% 0.00%
1,046 1,030 20.07% 98.47% 0.00%
R3 278,721,291 28.31% 273,933,959 28.23% 98.28% 0.00%
1,657 1,641 31.97% 99.03% 0.00%
R4 252,443,826 25.64% 249,270,922 25.69% 98.74% 0.00%
1,358 1,344 26.18% 98.97% 0.00%
R5 127,623,911 12.96% 126,075,994 12.99% 98.79% 0.00%
505 501 9.76% 99.21% 0.00%
R6 59,297,916 6.02% 58,813,453 6.06% 99.18% 0.00%
211 209 4.07% 99.05% 0.00%
R7 17,244,650 1.75% 16,519,799 1.70% 95.80% 0.00%
54 52 1.01% 96.30% 0.00%
R8 9,675,352 0.98% 9,671,446 1.00% 99.96% 0.00%
25 25 0.49% 100.00% 0.00%
R9 3,079,100 0.31% 3,077,005 0.32% 99.93% 0.00%
8 8 0.16% 100.00% 0.00%
IO Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 590,886,765 60.02% 584,510,370 60.24% 98.92% 0.00%
3,719 3,685 71.79% 99.09% 0.00%
Y 393,653,180 39.98% 385,824,756 39.76% 98.01% 0.00%
1,469 1,448 28.21% 98.57% 0.00%
Orig PPP
Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
No 301,939,281 30.67% 291,934,998 30.09% 96.69% 0.00%
1,544 1,508 29.38% 97.67% 0.00%
Yes 682,600,664 69.33% 678,400,128 69.91% 99.38% 0.00%
3,644 3,625 70.62% 99.48% 0.00%
Orig PPP
Mos
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
0 301,939,281 30.67% 291,934,998 30.09% 96.69% 0.00%
1,544 1,508 29.38% 97.67% 0.00%
12 48,600,794 4.94% 48,103,150 4.96% 98.98% 0.00%
188 185 3.60% 98.40% 0.00%
24 416,089,260 42.26% 413,525,434 42.62% 99.38% 0.00%
2,081 2,072 40.37% 99.57% 0.00%
36 217,910,610 22.13% 216,771,544 22.34% 99.48% 0.00%
1,375 1,368 26.65% 99.49% 0.00%
Orig CLTV
by 10%
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
b. 0-40 7,034,750 0.71% 7,014,124 0.72% 99.71% 0.00%
47 47 0.92% 100.00% 0.00%
c. 41-50 8,601,350 0.87% 8,577,152 0.88% 99.72% 0.00%
48 48 0.94% 100.00% 0.00%
d. 51-60 19,000,250 1.93% 18,953,267 1.95% 99.75% 0.00%
100 100 1.95% 100.00% 0.00%
e. 61-70 38,956,152 3.96% 38,273,579 3.94% 98.25% 0.00%
194 191 3.72% 98.45% 0.00%
f. 71-80 125,126,632 12.71% 122,746,059 12.65% 98.10% 0.00%
650 637 12.41% 98.00% 0.00%
g. 81-90 137,024,810 13.92% 134,045,905 13.81% 97.83% 0.00%
693 681 13.27% 98.27% 0.00%
h. 91-100 648,796,001 65.90% 640,725,039 66.03% 98.76% 0.00%
3,456 3,429 66.80% 99.22% 0.00%
Orig Credit
Score by 50
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
501-550 16,575,500 1.68% 15,938,741 1.64% 96.16% 0.00%
116 113 2.20% 97.41% 0.00%
551-600 125,480,591 12.75% 123,372,396 12.71% 98.32% 0.00%
858 850 16.56% 99.07% 0.00%
601-650 371,875,359 37.77% 368,137,085 37.94% 98.99% 0.00%
2,166 2,147 41.83% 99.12% 0.00%
651-700 302,814,256 30.76% 299,854,629 30.90% 99.02% 0.00%
1,390 1,378 26.85% 99.14% 0.00%
701-750 123,767,663 12.57% 120,164,961 12.38% 97.09% 0.00%
477 467 9.10% 97.90% 0.00%
751-800 39,758,026 4.04% 38,606,690 3.98% 97.10% 0.00%
164 161 3.14% 98.17% 0.00%
801+ 4,268,550 0.43% 4,260,624 0.44% 99.81% 0.00%
17 17 0.33% 100.00% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 2 of 7
Orig Product
Type
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
1 Yr Hybrid 2,776,400 0.28% 2,767,943 0.29% 99.70% 0.00%
9 9 0.18% 100.00% 0.00%
2 Yr Hybrid 216,643,664 22.00% 213,970,299 22.05% 98.77% 0.00%
1,499 1,483 28.89% 98.93% 0.00%
2 Yr Hybrid Balloon 132,066,116 13.41% 130,295,660 13.43% 98.66% 0.00%
615 609 11.86% 99.02% 0.00%
2 Yr Hybrid IO 297,124,755 30.18% 290,597,943 29.95% 97.80% 0.00%
1,039 1,023 19.93% 98.46% 0.00%
3 Yr Hybrid 65,560,860 6.66% 64,908,299 6.69% 99.00% 0.00%
433 427 8.32% 98.61% 0.00%
3 Yr Hybrid Balloon 25,679,361 2.61% 25,658,205 2.64% 99.92% 0.00%
142 142 2.77% 100.00% 0.00%
3 Yr Hybrid IO 5 66,340,133 6.74% 65,540,626 6.75% 98.79% 0.00%
285 282 5.49% 98.95% 0.00%
5 Yr Hybrid 9,855,360 1.00% 9,834,122 1.01% 99.78% 0.00%
38 38 0.74% 100.00% 0.00%
5 Yr Hybrid Balloon 2,660,590 0.27% 2,658,193 0.27% 99.91% 0.00%
18 18 0.35% 100.00% 0.00%
5 Yr Hybrid IO 5 8,636,292 0.88% 8,633,926 0.89% 99.97% 0.00%
39 39 0.76% 100.00% 0.00%
ARM 813,600 0.08% 810,513 0.08% 99.62% 0.00%
3 3 0.06% 100.00% 0.00%
ARM IO 4,343,000 0.44% 4,342,950 0.45% 100.00% 0.00%
12 12 0.23% 100.00% 0.00%
Balloon 19,123,370 1.94% 18,799,319 1.94% 98.31% 0.00%
94 91 1.77% 96.81% 0.00%
Balloon IO 674,800 0.07% 674,800 0.07% 100.00% 0.00%
2 2 0.04% 100.00% 0.00%
Fixed 115,707,444 11.75% 114,807,817 11.83% 99.22% 0.00%
868 865 16.85% 99.65% 0.00%
Fixed IO 16,534,200 1.68% 16,034,510 1.65% 96.98% 0.00%
92 90 1.75% 97.83% 0.00%
Original
Coupon by
100
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
b. 0-5 316,000 0.03% 309,829 0.03% 98.05% 0.00%
1 1 0.02% 100.00% 0.00%
c. 5.1-6 24,440,590 2.48% 24,382,618 2.51% 99.76% 0.00%
97 97 1.89% 100.00% 0.00%
d. 6.1-7 174,729,560 17.75% 173,642,623 17.90% 99.38% 0.00%
705 703 13.70% 99.72% 0.00%
e. 7.1-8 385,516,488 39.16% 380,933,477 39.26% 98.81% 0.00%
1,878 1,866 36.35% 99.36% 0.00%
f. 8.1-9 260,190,525 26.43% 254,274,877 26.20% 97.73% 0.00%
1,552 1,523 29.67% 98.13% 0.00%
g. 9.1-10 110,225,848 11.20% 107,718,346 11.10% 97.73% 0.00%
736 725 14.12% 98.51% 0.00%
h. 10.1-11 24,852,125 2.52% 24,806,918 2.56% 99.82% 0.00%
182 181 3.53% 99.45% 0.00%
i. 11.1-12 4,176,515 0.42% 4,174,195 0.43% 99.94% 0.00%
35 35 0.68% 100.00% 0.00%
j. 12.1-13 92,294 0.01% 92,243 0.01% 99.94% 0.00%
2 2 0.04% 100.00% 0.00%
Property type
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
2-4 Family 76,057,518 7.73% 75,057,145 7.74% 98.68% 0.00%
323 317 6.18% 98.14% 0.00%
Condo 6,617,780 0.67% 6,609,222 0.68% 99.87% 0.00%
27 27 0.53% 100.00% 0.00%
PUD 71,893,915 7.30% 71,006,871 7.32% 98.77% 0.00%
352 349 6.80% 99.15% 0.00%
Single Family 829,970,732 84.30% 817,661,888 84.27% 98.52% 0.00%
4,486 4,440 86.50% 98.97% 0.00%
Orig Loan
size by 100k
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
b. 0-50 9,454,009 0.96% 9,289,609 0.96% 98.26% 0.00%
227 223 4.34% 98.24% 0.00%
c. 51-100 97,450,206 9.90% 96,569,070 9.95% 99.10% 0.00%
1,271 1,261 24.57% 99.21% 0.00%
d. 101-200 306,545,758 31.14% 303,703,637 31.30% 99.07% 0.00%
2,116 2,100 40.91% 99.24% 0.00%
e. 201-300 194,588,455 19.76% 191,418,233 19.73% 98.37% 0.00%
798 786 15.31% 98.50% 0.00%
f. 301-400 122,219,141 12.41% 120,171,529 12.38% 98.32% 0.00%
355 349 6.80% 98.31% 0.00%
g. 401-500 75,223,706 7.64% 74,702,055 7.70% 99.31% 0.00%
168 167 3.25% 99.40% 0.00%
h. 501-600 59,457,125 6.04% 58,296,454 6.01% 98.05% 0.00%
109 107 2.08% 98.17% 0.00%
i. 601-700 30,302,150 3.08% 29,664,241 3.06% 97.89% 0.00%
47 46 0.90% 97.87% 0.00%
j. 701-800 28,287,195 2.87% 26,752,074 2.76% 94.57% 0.00%
38 36 0.70% 94.74% 0.00%
k. 801-900 12,236,200 1.24% 12,227,470 1.26% 99.93% 0.00%
14 14 0.27% 100.00% 0.00%
l. 901-999 13,233,900 1.34% 13,232,173 1.36% 99.99% 0.00%
14 14 0.27% 100.00% 0.00%
m. 1,000+ 35,542,100 3.61% 34,308,582 3.54% 96.53% 0.00%
31 30 0.58% 96.77% 0.00%
Purpose
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
Cashout Refi 299,863,252 30.46% 295,109,847 30.41% 98.41% 0.00%
1,491 1,470 28.64% 98.59% 0.00%
Home Improvement 203,700 0.02% 203,465 0.02% 99.88% 0.00%
1 1 0.02% 100.00% 0.00%
Purchase 651,044,526 66.13% 642,409,054 66.20% 98.67% 0.00%
3,517 3,484 67.87% 99.06% 0.00%
Rate/Term Refi 33,428,467 3.40% 32,612,760 3.36% 97.56% 0.00%
179 178 3.47% 99.44% 0.00%
Lien position
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
1 984,539,945 100.00% 970,335,126 100.00% 98.56% 0.00%
5,188 5,133 100.00% 98.94% 0.00%
Orig Term
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
180 6,440,495 0.65% 6,273,218 0.65% 97.40% 0.00%
60 59 1.15% 98.33% 0.00%
240 300,250 0.03% 299,660 0.03% 99.80% 0.00%
3 3 0.06% 100.00% 0.00%
360 977,799,200 99.32% 963,762,248 99.32% 98.56% 0.00%
5,125 5,071 98.79% 98.95% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 3 of 7
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 4 of 7
Monthly Pool Migration Stratification
Arm Flag
07/31/2006
% Bal 06/30/2006
% Bal
N
150,316,446 15.49% 151,341,213 15.46%
1,048 20.42% 1,054 20.38%
Y
820,018,680 84.51% 827,700,394 84.54%
4,085 79.58% 4,119 79.62%
IO Flag
07/31/2006
% Bal 06/30/2006
% Bal
N
584,510,370 60.24% 588,876,887 60.15%
3,685 71.79% 3,711 71.74%
Y
385,824,756 39.76% 390,164,721 39.85%
1,448 28.21% 1,462 28.26%
Orig PPP
Flag
07/31/2006
% Bal 06/30/2006
% Bal
No
291,934,998 30.09% 297,374,860 30.37%
1,508 29.38% 1,533 29.63%
Yes
678,400,128 69.91% 681,666,747 69.63%
3,625 70.62% 3,640 70.37%
Orig PPP Mos
07/31/2006
% Bal 06/30/2006
% Bal
0
291,934,998 30.09% 297,374,860 30.37%
1,508 29.38% 1,533 29.63%
12
48,103,150 4.96% 48,579,481 4.96%
185 3.60% 188 3.63%
24
413,525,434 42.62% 415,792,252 42.47%
2,072 40.37% 2,080 40.21%
36
216,771,544 22.34% 217,295,014 22.19%
1,368 26.65% 1,372 26.52%
Orig CLTV by
10%
07/31/2006
% Bal 06/30/2006
% Bal
b. 0-40
7,014,124 0.72% 7,021,581 0.72%
47 0.92% 47 0.91%
c. 41-50
8,577,152 0.88% 8,584,680 0.88%
48 0.94% 48 0.93%
d. 51-60
18,953,267 1.95% 18,969,666 1.94%
100 1.95% 100 1.93%
e. 61-70
38,273,579 3.94% 38,895,900 3.97%
191 3.72% 194 3.75%
f. 71-80
122,746,059 12.65% 124,457,349 12.71%
637 12.41% 646 12.49%
g. 81-90
134,045,905 13.81% 135,254,661 13.82%
681 13.27% 690 13.34%
h. 91-100
640,725,039 66.03% 645,857,769 65.97%
3,429 66.80% 3,448 66.65%
DQ Risk Grp
07/31/2006
% Bal 06/30/2006
% Bal
R1
55,722,830 5.74% 55,818,766 5.70%
323 6.29% 324 6.26%
R2
177,249,717 18.27% 179,765,957 18.36%
1,030 20.07% 1,042 20.14%
R3
273,933,959 28.23% 276,171,810 28.21%
1,641 31.97% 1,653 31.95%
R4
249,270,922 25.69% 250,809,492 25.62%
1,344 26.18% 1,352 26.14%
R5
126,075,994 12.99% 127,226,422 12.99%
501 9.76% 504 9.74%
R6
58,813,453 6.06% 59,264,003 6.05%
209 4.07% 211 4.08%
R7
16,519,799 1.70% 17,234,539 1.76%
52 1.01% 54 1.04%
R8
9,671,446 1.00% 9,672,959 0.99%
25 0.49% 25 0.48%
R9
3,077,005 0.32% 3,077,658 0.31%
8 0.16% 8 0.15%
Doc Level
07/31/2006
% Bal 06/30/2006
% Bal
00unknown
73,432,716 7.57% 74,130,539 7.57%
343 6.68% 345 6.67%
Alternative Doc
219,025,987 22.57% 222,544,747 22.73%
968 18.86% 984 19.02%
Full Doc
659,782,760 68.00% 663,927,503 67.81%
3,768 73.41% 3,789 73.25%
Stated Doc
18,093,662 1.86% 18,438,817 1.88%
54 1.05% 55 1.06%
Occupancy
07/31/2006
% Bal 06/30/2006
% Bal
N
24,928,434 2.57% 25,436,681 2.60%
192 3.74% 200 3.87%
Y
945,406,691 97.43% 953,604,926 97.40%
4,941 96.26% 4,973 96.13%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 5 of 7
Orig Credit
Score by 50
07/31/2006
% Bal 06/30/2006
% Bal
501-550
15,938,741 1.64% 16,560,406 1.69%
113 2.20% 116 2.24%
551-600
123,372,396 12.71% 124,961,204 12.76%
850 16.56% 856 16.55%
601-650
368,137,085 37.94% 369,947,928 37.79%
2,147 41.83% 2,157 41.70%
651-700
299,854,629 30.90% 301,916,143 30.84%
1,378 26.85% 1,388 26.83%
701-750
120,164,961 12.38% 121,691,052 12.43%
467 9.10% 475 9.18%
751-800
38,606,690 3.98% 39,701,948 4.06%
161 3.14% 164 3.17%
801+
4,260,624 0.44% 4,262,926 0.44%
17 0.33% 17 0.33%
Orig Loan
size by 100k
07/31/2006
% Bal 06/30/2006
% Bal
b. 0-50
9,289,609 0.96% 9,436,410 0.96%
223 4.34% 227 4.39%
c. 51-100
96,569,070 9.95% 97,134,142 9.92%
1,261 24.57% 1,268 24.51%
d. 101-200
303,703,637 31.30% 305,437,610 31.20%
2,100 40.91% 2,111 40.81%
e. 201-300
191,418,233 19.73% 193,970,111 19.81%
786 15.31% 796 15.39%
f. 301-400
120,171,529 12.38% 121,505,103 12.41%
349 6.80% 353 6.82%
g. 401-500
74,702,055 7.70% 75,190,069 7.68%
167 3.25% 168 3.25%
h. 501-600
58,296,454 6.01% 59,418,805 6.07%
107 2.08% 109 2.11%
i. 601-700
29,664,241 3.06% 29,669,325 3.03%
46 0.90% 46 0.89%
j. 701-800
26,752,074 2.76% 27,497,607 2.81%
36 0.70% 37 0.72%
k. 801-900
12,227,470 1.26% 12,230,440 1.25%
14 0.27% 14 0.27%
l. 901-999
13,232,173 1.36% 13,232,805 1.35%
14 0.27% 14 0.27%
m. 1,000+
34,308,582 3.54% 34,319,181 3.51%
30 0.58% 30 0.58%
Purpose
07/31/2006
% Bal 06/30/2006
% Bal
Cashout Refi
295,109,847 30.41% 298,751,765 30.51%
1,470 28.64% 1,486 28.73%
Home
Improvement
203,465 0.02% 203,583 0.02%
1 0.02% 1 0.02%
Purchase
642,409,054 66.20% 646,709,557 66.06%
3,484 67.87% 3,507 67.79%
Rate/Term Refi
32,612,760 3.36% 33,376,703 3.41%
178 3.47% 179 3.46%
Orig Product
Type
07/31/2006
% Bal 06/30/2006
% Bal
1 Yr Hybrid
2,767,943 0.29% 2,768,698 0.28%
9 0.18% 9 0.17%
2 Yr Hybrid
213,970,299 22.05% 215,536,858 22.02%
1,483 28.89% 1,493 28.86%
2 Yr Hybrid
Balloon
130,295,660 13.43% 131,987,933 13.48%
609 11.86% 615 11.89%
2 Yr Hybrid IO
290,597,943 29.95% 294,440,957 30.07%
1,023 19.93% 1,035 20.01%
3 Yr Hybrid
64,908,299 6.69% 65,468,571 6.69%
427 8.32% 433 8.37%
3 Yr Hybrid
Balloon
25,658,205 2.64% 25,666,104 2.62%
142 2.77% 142 2.75%
3 Yr Hybrid IO 5
65,540,626 6.75% 65,543,190 6.69%
282 5.49% 282 5.45%
5 Yr Hybrid
9,834,122 1.01% 9,840,830 1.01%
38 0.74% 38 0.73%
5 Yr Hybrid
Balloon
2,658,193 0.27% 2,659,084 0.27%
18 0.35% 18 0.35%
5 Yr Hybrid IO 5
8,633,926 0.89% 8,634,062 0.88%
39 0.76% 39 0.75%
ARM
810,513 0.08% 811,157 0.08%
3 0.06% 3 0.06%
ARM IO
4,342,950 0.45% 4,342,950 0.44%
12 0.23% 12 0.23%
Balloon
18,799,319 1.94% 19,111,600 1.95%
91 1.77% 94 1.82%
Balloon IO
674,800 0.07% 674,800 0.07%
2 0.04% 2 0.04%
Fixed
114,807,817 11.83% 115,026,051 11.75%
865 16.85% 866 16.74%
Fixed IO
16,034,510 1.65% 16,528,761 1.69%
90 1.75% 92 1.78%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 6 of 7
Lien position
07/31/2006
% Bal 06/30/2006
% Bal
1
970,335,126 100.00% 979,041,607 100.00%
5,133 100.00% 5,173 100.00%
Property type
07/31/2006
% Bal 06/30/2006
% Bal
2-4 Family
75,057,145 7.74% 75,929,164 7.76%
317 6.18% 322 6.22%
Condo
6,609,222 0.68% 6,612,953 0.68%
27 0.53% 27 0.52%
PUD
71,006,871 7.32% 71,366,863 7.29%
349 6.80% 350 6.77%
Single Family
817,661,888 84.27% 825,132,627 84.28%
4,440 86.50% 4,474 86.49%
Original
Coupon by
100
07/31/2006
% Bal 06/30/2006
% Bal
b. 0-5
309,829 0.03% 311,894 0.03%
1 0.02% 1 0.02%
c. 5.1-6
24,382,618 2.51% 24,403,312 2.49%
97 1.89% 97 1.88%
d. 6.1-7
173,642,623 17.90% 173,715,087 17.74%
703 13.70% 703 13.59%
e. 7.1-8
380,933,477 39.26% 383,445,628 39.17%
1,866 36.35% 1,874 36.23%
f. 8.1-9
254,274,877 26.20% 258,597,768 26.41%
1,523 29.67% 1,547 29.91%
g. 9.1-10
107,718,346 11.10% 109,463,014 11.18%
725 14.12% 732 14.15%
h. 10.1-11
24,806,918 2.56% 24,837,455 2.54%
181 3.53% 182 3.52%
i. 11.1-12
4,174,195 0.43% 4,175,180 0.43%
35 0.68% 35 0.68%
j. 12.1-13
92,243 0.01% 92,269 0.01%
2 0.04% 2 0.04%
Orig Term
07/31/2006
% Bal 06/30/2006
% Bal
180
6,273,218 0.65% 6,399,499 0.65%
59 1.15% 60 1.16%
240
299,660 0.03% 299,905 0.03%
3 0.06% 3 0.06%
360
963,762,248 99.32% 972,342,203 99.32%
5,071 98.79% 5,110 98.78%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 7 of 7
Section III
Performance
FFMLT 2006FF10
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 1 of 4
Period Performance Trends
FFMLT 2006FF10
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 2 of 4
Period Performance Trends
Cml
Reporting
Date
30dpd OTS
EOM Act
Rate
60dpd OTS
EOM Act
Rate
Loss Mit
Actual Rate
FC Actual
Rate
REO Actual
Rate
Cml Liqu
Rate
Cml Serv
Loss Rate
Cml Serv
Loss Sev
06/30/2006 0.38% 0.18% 0.00% 0.00% 0.00% 0.000%
07/31/2006 0.82% 0.32% 0.00% 0.17% 0.00% 0.000%
Period Performance History
ARM Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
g. Foreclosure
i. Bankruptcy
N 15.49% 97.06% 2.21% 0.29% 0.43%
Y 84.51% 95.15% 3.46% 0.87% 0.30% 0.20% 0.01%
Current Month Perfomance Stratification
IO Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
g. Foreclosure
i. Bankruptcy
N 60.24% 95.66% 3.18% 0.86% 0.21% 0.09% 0.01%
Y 39.76% 95.13% 3.40% 0.67% 0.49% 0.30%
Product
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
g. Foreclosure
i. Bankruptcy
1 Yr Hybrid 0.29% 91.05% 8.95%
2 Yr Hybrid 22.05% 93.99% 3.95% 1.56% 0.28% 0.19% 0.03%
2 Yr Hybrid Balloon 13.43% 95.33% 3.41% 0.88% 0.38%
2 Yr Hybrid IO 29.95% 94.25% 4.13% 0.78% 0.43% 0.40%
3 Yr Hybrid 6.69% 97.43% 1.96% 0.29% 0.15% 0.15%
3 Yr Hybrid Balloon 2.64% 96.11% 3.89%
3 Yr Hybrid IO 5 6.75% 98.16% 1.45% 0.38%
5 Yr Hybrid 1.01% 100.00%
5 Yr Hybrid Balloon 0.27% 100.00%
5 Yr Hybrid IO 5 0.89% 100.00%
ARM 0.08% 100.00%
ARM IO 0.45% 100.00%
Balloon 1.94% 98.95% 1.05%
Balloon IO 0.07% 100.00%
Fixed 11.83% 97.11% 2.58% 0.30%
Fixed IO 1.65% 94.40% 1.02% 0.55% 4.04%
PPP Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
g. Foreclosure
i. Bankruptcy
No 30.09% 96.62% 2.38% 0.79% 0.18% 0.03%
Yes 69.91% 94.94% 3.65% 0.78% 0.38% 0.23% 0.01%
DocLevel
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
g. Foreclosure
i. Bankruptcy
00unknown 7.57% 98.10% 1.50% 0.40%
Alternative Doc 22.57% 95.08% 2.93% 1.08% 0.74% 0.14% 0.03%
Full Doc 68.00% 95.39% 3.47% 0.70% 0.23% 0.21%
Stated Doc 1.86% 91.06% 7.06% 1.88%
Lien Position
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
g. Foreclosure
i. Bankruptcy
1 100.00% 95.45% 3.27% 0.78% 0.32% 0.17% 0.01%
Loan Size
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
g. Foreclosure
i. Bankruptcy
b. 0-50 0.96% 94.61% 5.39%
c. 51-100 9.95% 94.36% 4.57% 0.65% 0.24% 0.10% 0.07%
d. 101-200 31.30% 96.32% 2.66% 0.82% 0.16% 0.03%
e. 201-300 19.73% 96.42% 2.94% 0.64%
f. 301-400 12.38% 95.72% 2.53% 1.23% 0.28% 0.25%
g. 401-500 7.70% 93.00% 5.83% 0.54% 0.63%
h. 501-600 6.01% 93.44% 2.95% 0.89% 2.71%
i. 601-700 3.06% 97.88% 2.12%
j. 701-800 2.76% 100.00%
k. 801-900 1.26% 92.80% 7.20%
l. 901-999 1.36% 85.57% 14.43%
m. 1,000+ 3.54% 92.42% 4.20% 3.38%
UW Score
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
g. Foreclosure
i. Bankruptcy
501-600 14.36% 91.22% 6.22% 1.59% 0.83% 0.14%
601-700 68.84% 95.90% 3.05% 0.70% 0.29% 0.05% 0.01%
701-800 16.36% 97.15% 1.68% 0.44% 0.73%
801+ 0.44% 100.00%
Occupancy
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
g. Foreclosure
i. Bankruptcy
N 2.57% 98.17% 1.83%
Y 97.43% 95.38% 3.31% 0.81% 0.33% 0.18% 0.01%
FFMLT 2006FF10
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 3 of 4
Early Payment Default
Early Default
Cur Balance
Percentage
Cur Count Percentage
Current 957,950,804 98.72% 5,080 98.97%
Delinquent 6,529,638 0.67% 27 0.53%
Early Pay Default 1,508,334 0.16% 5 0.10%
First Pay Default 4,346,350 0.45% 21 0.41%
Early Default
Delq Status Cur Balance
Percentage
Cur Count Percentage
Early Pay Default 3. 30dpd 755,835 50.11% 2 40.00%
4. 60dpd 551,620 36.57% 1 20.00%
5. 90dpd 200,879 13.32% 2 40.00%
Early Default
Delq Status Cur Balance
Percentage
Cur Count Percentage
First Pay Default 3. 30dpd 4,346,350 100.00% 21 100.00%
5,854,684
26
Early Default
Current Loan status
Cur Balance
Percentage Cur Count Percentage
Early Pay Default c. 30dpd 755,835 50.11% 2 40.00%
d. 60dpd 551,620 36.57% 1 20.00%
g. Foreclosure 200,879 13.32% 2 40.00%
Early Default
Current Loan status
Cur Balance
Percentage Cur Count Percentage
First Pay Default c. 30dpd 4,346,350 100.00% 21 100.00%
5,854,684
26
First Payment Default - Loan is delinquent, and no payment has been recieved.
Early Payment Default - Loan is delinquent, and only one payment has been recieved.
Risk Grp
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
g. Foreclosure
i. Bankruptcy
R1 5.74% 99.06% 0.61% 0.32%
R2 18.27% 97.74% 2.02% 0.20% 0.04%
R3 28.23% 96.48% 2.74% 0.37% 0.30% 0.11%
R4 25.69% 94.53% 3.58% 1.16% 0.27% 0.47%
R5 12.99% 92.47% 4.92% 2.00% 0.45% 0.16%
R6 6.06% 91.78% 6.49% 0.51% 1.21%
R7 1.70% 93.30% 4.69% 2.01%
R8 1.00% 90.39% 5.89% 3.72%
R9 0.32% 100.00%
FFMLT 2006FF10
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 4 of 4
Section IV
Prepayment
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 1 of 5
Arm Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 152,039,814 15.44% 1,339,569 10.29% 98.87%
1,056 20.35% 8 14.55% 99.24%
Y 832,500,131 84.56% 11,679,149 89.71% 98.50%
4,132 79.65% 47 85.45% 98.86%
Cumulative Prepayment Stratification
Period CPR Trend
Occupancy
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 25,464,348 2.59% 496,412 3.81% 97.90%
200 3.86% 8 14.55% 96.00%
Y 959,075,597 97.41% 12,522,307 96.19% 98.57%
4,988 96.14% 47 85.45% 99.06%
Doc Level
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
00unknown 74,838,515 7.60% 1,277,034 9.81% 98.12%
348 6.71% 5 9.09% 98.56%
Alternative Doc 223,376,930 22.69% 4,152,985 31.90% 98.05%
986 19.01% 18 32.73% 98.17%
Full Doc 667,872,380 67.84% 7,249,633 55.69% 98.79%
3,799 73.23% 31 56.36% 99.18%
Stated Doc 18,452,120 1.87% 339,066 2.60% 98.06%
55 1.06% 1 1.82% 98.18%
IO Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 590,886,765 60.02% 5,245,194 40.29% 98.92%
3,719 71.68% 34 61.82% 99.09%
Y 393,653,180 39.98% 7,773,525 59.71% 98.01%
1,469 28.32% 21 38.18% 98.57%
Orig PPP Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
No 301,939,281 30.67% 9,569,330 73.50% 96.69%
1,544 29.76% 36 65.45% 97.67%
Yes 682,600,664 69.33% 3,449,388 26.50% 99.38%
3,644 70.24% 19 34.55% 99.48%
Orig PPP Mos
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
0 301,939,281 30.67% 9,569,330 73.50% 96.69%
1,544 29.76% 36 65.45% 97.67%
12 48,600,794 4.94% 462,882 3.56% 98.98%
188 3.62% 3 5.45% 98.40%
24 416,089,260 42.26% 2,196,576 16.87% 99.38%
2,081 40.11% 9 16.36% 99.57%
36 217,910,610 22.13% 789,930 6.07% 99.48%
1,375 26.50% 7 12.73% 99.49%
Orig CLTV by
10%
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
b. 0-40 7,034,750 0.71% 99.71%
47 0.91% 0 0.00% 100.00%
c. 41-50 8,601,350 0.87% 99.72%
48 0.93% 0 0.00% 100.00%
d. 51-60 19,000,250 1.93% 99.75%
100 1.93% 0 0.00% 100.00%
e. 61-70 38,956,152 3.96% 596,642 4.58% 98.25%
194 3.74% 3 5.45% 98.45%
f. 71-80 125,126,632 12.71% 2,157,072 16.57% 98.10%
650 12.53% 13 23.64% 98.00%
g. 81-90 137,024,810 13.92% 2,784,616 21.39% 97.83%
693 13.36% 12 21.82% 98.27%
h. 91-100 648,796,001 65.90% 7,480,389 57.46% 98.76%
3,456 66.62% 27 49.09% 99.22%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 2 of 5
DQ Risk Grp
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
R1 55,943,277 5.68% 48,000 0.37% 99.61%
324 6.25% 1 1.82% 99.69%
R2 180,510,622 18.33% 3,017,881 23.18% 98.19%
1,046 20.16% 16 29.09% 98.47%
R3 278,721,291 28.31% 4,439,124 34.10% 98.28%
1,657 31.94% 16 29.09% 99.03%
R4 252,443,826 25.64% 2,925,688 22.47% 98.74%
1,358 26.18% 14 25.45% 98.97%
R5 127,623,911 12.96% 1,443,354 11.09% 98.79%
505 9.73% 4 7.27% 99.21%
R6 59,297,916 6.02% 434,803 3.34% 99.18%
211 4.07% 2 3.64% 99.05%
R7 17,244,650 1.75% 709,870 5.45% 95.80%
54 1.04% 2 3.64% 96.30%
R8 9,675,352 0.98% 99.96%
25 0.48% 0 0.00% 100.00%
R9 3,079,100 0.31% 99.93%
8 0.15% 0 0.00% 100.00%
Orig Product
Type
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
1 Yr Hybrid 2,776,400 0.28% 99.70%
9 0.17% 0 0.00% 100.00%
2 Yr Hybrid 216,643,664 22.00% 2,231,622 17.14% 98.77%
1,499 28.89% 16 29.09% 98.93%
2 Yr Hybrid Balloon 132,066,116 13.41% 1,652,074 12.69% 98.66%
615 11.85% 6 10.91% 99.02%
2 Yr Hybrid IO 297,124,755 30.18% 6,499,525 49.92% 97.80%
1,039 20.03% 16 29.09% 98.46%
3 Yr Hybrid 65,560,860 6.66% 515,429 3.96% 99.00%
433 8.35% 6 10.91% 98.61%
3 Yr Hybrid Balloon 25,679,361 2.61% 99.92%
142 2.74% 0 0.00% 100.00%
3 Yr Hybrid IO 5 66,340,133 6.74% 780,500 6.00% 98.79%
285 5.49% 3 5.45% 98.95%
5 Yr Hybrid 9,855,360 1.00% 99.78%
38 0.73% 0 0.00% 100.00%
5 Yr Hybrid Balloon 2,660,590 0.27% 99.91%
18 0.35% 0 0.00% 100.00%
5 Yr Hybrid IO 5 8,636,292 0.88% 99.97%
39 0.75% 0 0.00% 100.00%
ARM 813,600 0.08% 99.62%
3 0.06% 0 0.00% 100.00%
ARM IO 4,343,000 0.44% 100.00%
12 0.23% 0 0.00% 100.00%
Balloon 19,123,370 1.94% 306,342 2.35% 98.31%
94 1.81% 3 5.45% 96.81%
Balloon IO 674,800 0.07% 100.00%
2 0.04% 0 0.00% 100.00%
Fixed 115,707,444 11.75% 539,727 4.15% 99.22%
868 16.73% 3 5.45% 99.65%
Fixed IO 16,534,200 1.68% 493,500 3.79% 96.98%
92 1.77% 2 3.64% 97.83%
Orig Credit
Score by 50
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
501-550 16,575,500 1.68% 615,950 4.73% 96.16%
116 2.24% 3 5.45% 97.41%
551-600 125,480,591 12.75% 1,916,559 14.72% 98.32%
858 16.54% 8 14.55% 99.07%
601-650 371,875,359 37.77% 3,308,564 25.41% 98.99%
2,166 41.75% 19 34.55% 99.12%
651-700 302,814,256 30.76% 2,650,551 20.36% 99.02%
1,390 26.79% 12 21.82% 99.14%
701-750 123,767,663 12.57% 3,450,528 26.50% 97.09%
477 9.19% 10 18.18% 97.90%
751-800 39,758,026 4.04% 1,076,567 8.27% 97.10%
164 3.16% 3 5.45% 98.17%
801+ 4,268,550 0.43% 99.81%
17 0.33% 0 0.00% 100.00%
Orig Loan size
by 100k
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
b. 0-50 9,454,009 0.96% 140,130 1.08% 98.26%
227 4.38% 4 7.27% 98.24%
c. 51-100 97,450,206 9.90% 701,146 5.39% 99.10%
1,271 24.50% 10 18.18% 99.21%
d. 101-200 306,545,758 31.14% 2,377,381 18.26% 99.07%
2,116 40.79% 16 29.09% 99.24%
e. 201-300 194,588,455 19.76% 2,945,205 22.62% 98.37%
798 15.38% 12 21.82% 98.50%
f. 301-400 122,219,141 12.41% 1,943,210 14.93% 98.32%
355 6.84% 6 10.91% 98.31%
g. 401-500 75,223,706 7.64% 471,370 3.62% 99.31%
168 3.24% 1 1.82% 99.40%
h. 501-600 59,457,125 6.04% 1,109,126 8.52% 98.05%
109 2.10% 2 3.64% 98.17%
i. 601-700 30,302,150 3.08% 620,000 4.76% 97.89%
47 0.91% 1 1.82% 97.87%
j. 701-800 28,287,195 2.87% 1,511,200 11.61% 94.57%
38 0.73% 2 3.64% 94.74%
k. 801-900 12,236,200 1.24% 99.93%
14 0.27% 0 0.00% 100.00%
l. 901-999 13,233,900 1.34% 99.99%
14 0.27% 0 0.00% 100.00%
m. 1,000+ 35,542,100 3.61% 1,199,950 9.22% 96.53%
31 0.60% 1 1.82% 96.77%
Purpose
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
Cashout Refi 299,863,252 30.46% 4,274,387 32.83% 98.41%
1,491 28.74% 21 38.18% 98.59%
Home Improvement 203,700 0.02% 99.88%
1 0.02% 0 0.00% 100.00%
Purchase 651,044,526 66.13% 8,004,332 61.48% 98.67%
3,517 67.79% 33 60.00% 99.06%
Rate/Term Refi 33,428,467 3.40% 740,000 5.68% 97.56%
179 3.45% 1 1.82% 99.44%
Orig Term
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
180 6,440,495 0.65% 108,375 0.83% 97.40%
60 1.16% 1 1.82% 98.33%
240 300,250 0.03% 99.80%
3 0.06% 0 0.00% 100.00%
360 977,799,200 99.32% 12,910,343 99.17% 98.56%
5,125 98.79% 54 98.18% 98.95%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 3 of 5
Original
Coupon by
100
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
b. 0-5 316,000 0.03% 98.05%
1 0.02% 0 0.00% 100.00%
c. 5.1-6 24,440,590 2.48% 99.76%
97 1.87% 0 0.00% 100.00%
d. 6.1-7 174,729,560 17.75% 843,198 6.48% 99.38%
705 13.59% 2 3.64% 99.72%
e. 7.1-8 385,516,488 39.16% 4,150,287 31.88% 98.81%
1,878 36.20% 12 21.82% 99.36%
f. 8.1-9 260,190,525 26.43% 5,607,927 43.08% 97.73%
1,552 29.92% 29 52.73% 98.13%
g. 9.1-10 110,225,848 11.20% 2,393,875 18.39% 97.73%
736 14.19% 11 20.00% 98.51%
h. 10.1-11 24,852,125 2.52% 23,431 0.18% 99.82%
182 3.51% 1 1.82% 99.45%
i. 11.1-12 4,176,515 0.42% 99.94%
35 0.67% 0 0.00% 100.00%
j. 12.1-13 92,294 0.01% 99.94%
2 0.04% 0 0.00% 100.00%
Property type
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
2-4 Family 76,057,518 7.73% 918,325 7.05% 98.68%
323 6.23% 6 10.91% 98.14%
Condo 6,617,780 0.67% 99.87%
27 0.52% 0 0.00% 100.00%
PUD 71,893,915 7.30% 795,500 6.11% 98.77%
352 6.78% 3 5.45% 99.15%
Single Family 829,970,732 84.30% 11,304,894 86.84% 98.52%
4,486 86.47% 46 83.64% 98.97%
Lien position
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
1 984,539,945 100.00% 13,018,719 100.00% 98.56%
5,188 100.00% 55 100.00% 98.94%
Prev Loan
Status
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
a. Current 958,676,988 97.37% 8,332,303 64.00% 99.01%
5,069 97.71% 40 72.73% 99.21%
b. Non-Reportable 15,701,575 1.59% 99.96%
84 1.62% 0 0.00% 100.00%
c. 30dpd 3,682,450 0.37% 99.79%
15 0.29% 0 0.00% 100.00%
d. 60dpd 1,789,800 0.18% 99.94%
5 0.10% 0 0.00% 100.00%
None 4,689,132 0.48% 4,686,416 36.00%
15 0.29% 15 27.27% 0.00%
Prev Delq
Status
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
1. Current 958,676,988 97.37% 8,332,303 64.00% 99.01%
5,069 97.71% 40 72.73% 99.21%
2. Non-Report 15,701,575 1.59% 99.96%
84 1.62% 0 0.00% 100.00%
3. 30dpd 3,682,450 0.37% 99.79%
15 0.29% 0 0.00% 100.00%
4. 60dpd 1,789,800 0.18% 99.94%
5 0.10% 0 0.00% 100.00%
Error 4,689,132 0.48% 4,686,416 36.00%
15 0.29% 15 27.27% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 4 of 5
Determination Date
Remit Begin Actual Bal
Remit PPP
07/15/2006 4,686,375 10,417
08/15/2006 8,330,777 93,830
13,017,153
104,248
Prepayment Penalty Premium Analysis
*Prepayment penalty premiums are measured based upon the remittance time cycle versus the calendar month cycle of most MortgageRamp measures. Using this methodology aids in servicer remittance reconciliation.
Determination
Date
Total
No PPP Flag and
No Premium
Remitted
PPP Flag and
Premium
Remitted
07/15/2006 15 11 4
08/15/2006 40 25 15
55
36
19
PPP Premium Exceptions
Prepaid Loans and PPP Premium
Rvw Finding
Orig Count
Sum:
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 5 of 5
Section V
Servicer Remittance Reporting
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 1 of 2
Servicer Reported Remittance Delinquency Comparison
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
Servicer Rpt
a. Current
b. 30dpd
c. 60dpd
g. LM
h. FC
k. PrePaid
l. Bankruptcy
g. LM
2,236,442 2,236,442
10 10
h. FC
1,660,763 1,660,763
4 4
k. PrePaid
0 0
40 40
l. Bankruptcy
68,634 68,634
1 1
unknown
966,081,337 957,224,991 7,175,492 1,680,853
5,118 5,075 36 7
957,224,991
7,175,492
1,680,853
2,236,442
1,660,763
0
68,634
5,075
36
7
10
4
40
1
Cml
Reporting
Date
Remit Begin
sched Bal
Remit End
Sch Bal
Remit
Curtailment
Interest
Remit
Curtailment
Principle
Remit
Scheduled
Interest
Remit Net
Sch Interest
Remit PI
PMT
Remit PPP
06/30/2006 983,873,799 978,774,393 298 67,229 6,502,499 6,092,552 6,848,692 10,417
07/31/2006 978,774,393 970,047,175 92 50,346 6,469,207 6,061,385 6,817,267 93,830
390
117,576
12,971,706
12,153,937
13,665,959
104,248
Servicer Remittance Summary
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 2 of 2
Section VI
MortgageRamp Loan Reviews
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 1 of 3
Reason for Review 3 Month History
Reporting Date
Autocomment
New Rvw Cnt
OS Rvw cnt
07/31/2006 Loan appears to have an amortization method disagreement. 1 1
07/31/2006
Sum:
1
1
*There can be multiple reasons for review of an individual loan.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 2 of 3
Reccomended Action 3 Month History
Reporting Date
MR Recommended Action
New Rvw Cnt
OS Rvw cnt
07/31/2006 MR Follow-up Required in 60 days 1 1
07/31/2006
Sum:
1
1
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 3 of 3

Document Outline

  Cover Page
  Disclaimer
  Table of Contents
  Executive Summary
  General Pool Characteristics
  Performance
  Prepayment
  Servicer Remittance Reporting
  Loan Reviews